Changes in Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Changes in Accounting Policies

2. Changes in Accounting Policies
2.A New and Amended International Financial Reporting Standards Adopted in 2022
We adopted the following amendments on January 1, 2022:

In May 2020, the IASB issued Reference to the Conceptual Framework, which includes amendments to IFRS 3 Business Combinations. The amendments update an outdated reference to the Conceptual Framework in IFRS 3 without significantly changing the requirements in the standard. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.

In May 2020, the IASB issued Property, Plant and Equipment - Proceeds before Intended Use, which includes amendments to IAS 16 Property, Plant and Equipment. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments apply retrospectively to assets ready for use in the comparative period. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.

In May 2020, the IASB issued Onerous Contracts - Cost of Fulfilling a Contract, which includes amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The amendments specify that the 'cost of fulfilling' a contract comprises the 'costs that relate directly to the contract'. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.

In May 2020, the IASB issued Annual Improvements to IFRS Standards 2018-2020, which includes minor amendments to three IFRS standards applicable to our Consolidated Financial Statements. These amendments apply prospectively. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements.
Interest Rate Benchmark Reform - Phase 2 amendments
In August 2020, the IASB issued the Interest Rate Benchmark Reform Phase 2, which includes amendments to IFRS 9, IAS 39, IFRS 7 Financial Instruments: Disclosures ("IFRS 7"), IFRS 4, and IFRS 16 Leases ("IFRS 16"). These amendments address issues that arise from the implementation of the reforms, including the replacement of a benchmark with an alternative one. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements

Effective December 31, 2021, the publication of London Inter-Bank Offered Rate ("LIBOR") settings has ceased for all sterling, Japanese yen, Swiss franc, and euro settings as well as for the one-week and two-month USD LIBOR settings. The remaining USD LIBOR settings will cease to be provided or lose their representativeness immediately after June 30, 2023.

On May 16, 2022, Refinitiv Benchmark Services (UK) Limited ("RBSL"), the administrator of the Canadian Dollar Offered Rate ("CDOR"), announced that it will permanently cease the publication and calculation of all tenors of CDOR after June 28, 2024. Concurrently, OSFI published their expectation that Federally Regulated Financial Institutions ("FRFI’s") transition all new derivatives and securities to an alternative benchmark rate by June 30, 2023, with no new CDOR exposure after that date, with limited exceptions for risk management requirements. OSFI also expects loans referencing CDOR to transition by June 28, 2024. FRFI’s are also expected to prioritize system and model updates to accommodate the use of the Canadian Overnight Repo Rate Average prior to June 28, 2024.

We have created an Interbank Offered Rate ("IBOR") Transition Program (the "Program") to manage the transition from IBOR benchmarks (such as LIBOR and CDOR) to Alternative Reference Rates ("ARRs"). The Program is cross-functional in nature and comprises key stakeholders across our organization and operates with executive oversight. The Program is on track in executing its transition plan, and is mindful of incorporating market developments as they arise. We also actively participate in industry associations and incorporate best practice guidance from these industry associations, as well as regulatory bodies into the transition plan, such as reviewing all existing and new LIBOR contracts for appropriate fallback language. The Program addresses the risk and uncertainty relating to the transition to ARRs, the use of fallback language, and other factors relating to reform that could otherwise adversely affect our operations and cash flows and the value of and return on our investments that are LIBOR or IBOR-based. Our affiliated entities with IBOR exposure related to derivatives have adhered to the International Swaps and Derivatives Association IBOR Fallbacks Protocol facilitating the transition of legacy derivative contracts to ARRs, and all of our GBP LIBOR exposure has been transitioned to Sterling Overnight Index Average.

As at December 31, 2022, our exposure to USD LIBOR consists of non-derivative financial assets of $2,750 (December 31, 2021 — $3,849), non-derivative financial liabilities of $77 (December 31, 2021 — $70), and derivative notional of $1,683 (December 31, 2021 — $9,417) that have not yet transitioned to an ARR, excluding financial instruments maturing by June 30, 2023. Our exposure to CDOR consists of non-derivative assets of $396 (June 30, 2022 — $387), non-derivative financial liabilities of $5,892 (June 30, 2022 — $6,286), and derivative notional of $11,725 (June 30, 2022 — $10,748) that have not yet transitioned to an ARR, excluding financial instruments maturing by June 28, 2024.
2.B New and Amended International Financial Reporting Standards to be Adopted in 2023
The following new and amended IFRS were issued by the IASB. We expect to adopt these in 2023:
IFRS 17 and IFRS 9
In May 2017, the IASB issued IFRS 17 Insurance Contracts ("IFRS 17"). This standard is to be applied using a retrospective approach, with at least one year of comparative results provided. If retrospective application to a group of insurance contracts is impracticable, a modified retrospective or fair value approach may be used. We have elected to use a fair value approach in instances where retrospective application is impracticable. IFRS 17 replaces IFRS 4 and impacts how we recognize, measure, present, and disclose our insurance contracts in our Consolidated Financial Statements.

In July 2014, the IASB issued the final version of IFRS 9 which replaces IAS 39. IFRS 9 includes guidance on the classification and measurement of financial instruments, impairment of financial assets and hedge accounting, and does not require restatement of comparative periods.

In June 2020, an amendment was issued to defer the effective date of IFRS 17 to annual periods beginning on or after January 1, 2023. Eligible insurers were also permitted the option of deferring the adoption of IFRS 9 to coincide with the adoption of IFRS 17. We have elected to apply this deferral option, and the effective date of both IFRS 17 and IFRS 9 will be January 1, 2023.

In December 2021, the IASB issued an amendment to IFRS 17 to allow for a transition option that permits insurers to present comparative information on financial assets as if IFRS 9 were applicable during the comparative period ("classification overlay"). We have elected to apply the classification overlay to our financial assets and their comparative period results as if IFRS 9 had been effective since January 1, 2022.

IFRS 17 establishes principles for the recognition, measurement, presentation, and disclosure of insurance contracts. The key principles of IFRS 17 are as follows:
•Insurance contracts are those under which an entity accepts significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder.
•Insurance contracts issued and reinsurance contracts held are divided into groups that will be separately recognized and measured.
•Groups of insurance contracts are recognized and measured as the total of the following measurement components: a) the present value of future cash flows; b) a risk adjustment for non-financial risk; and c) the contractual service margin ("CSM"), an amount that represents the unearned profit of the group of contracts. These measurement components apply to groups of insurance contracts measured using the general measurement approach ("GMA") and the variable fee approach ("VFA"). The VFA applies to insurance contracts issued with direct participation features, which are substantially investment-related service contracts under which the policyholder is promised an investment return based on underlying items, such as segregated funds and certain participating insurance contracts. For short duration contracts, such as most of our group life and health business, a simplified measurement approach (the premium allocation approach or "PAA") is applied. Under the PAA, insurance contracts are measured based on unearned profits and do not include a CSM.
•The profit from a group of insurance contracts is recognized into income over the period that insurance contract services are provided and as our risks related to servicing the contracts diminish over time.
•Insurance revenue, insurance services expenses and insurance finance income or expenses are presented separately.
•Disclosures are intended to enhance transparency and comparability of results.

The measurement of insurance contracts under IFRS 17 differs from the Canadian Asset Liability Method currently applied under IFRS 4. The most significant differences by measurement component are as follows:

Present value of future cash flows:
•The discount rates used to present value future cash flows under IFRS 17 are based on the characteristics of the insurance contracts. Under IFRS 4, discount rates are based on the portfolio of assets supporting the insurance contract liabilities.
•Estimates under IFRS 17 include the prevailing market view of the cost of financial guarantees, which requires a valuation consistent with market option prices. Under IFRS 4, the cost of financial guarantees is based on the amount required to fulfill the obligation.
•Expense cash flows under IFRS 17 are limited to those directly attributable to fulfillment of the obligations under insurance contracts.
•Future income taxes are excluded from future cash flows under IFRS 17.

Risk adjustment:
•Measures the compensation required for uncertainty related to non-financial risk, such as mortality, morbidity, surrender and expenses under IFRS 17.
•Provisions for uncertainty related to financial risk are included in the present value of future cash flows under IFRS 17.
•No amount is provided for asset-liability mismatch risk under IFRS 17.
•Under IFRS 4, amounts provided for the risks listed above are reflected in a provision for adverse deviations included in insurance contract liabilities.

Contractual service margin:
•This is a new component of liabilities and necessitates the "grouping" of insurance contracts, which is not required under IFRS 4.
•The CSM represents unearned profits, which is discussed in more detail below.

The measurement approach under IFRS 17 and IFRS 4 is similar for insurance contracts measured using the PAA, such as our group life and health contracts. Differences arise mainly in the measurement of the Liability for Incurred Claims, where the discount rate and risk adjustment changes noted above apply.

We have highlighted in the following section certain impacts on our financial performance as a result of the differences between IFRS 17 and IFRS 4 described above:
•New business gains (unearned profits) are measured differently under IFRS 17, reflecting measurement differences on insurance contracts as discussed above. In addition, new business gains under IFRS 17 are deferred and recorded in the CSM and amortized into income as insurance contract services are provided. Losses on new business are also measured differently, but continue to be recognized in income immediately. Under IFRS 4, new business gains and losses are both recognized in income immediately.
•Discount rates used in calculating the present value of insurance contract liabilities are based on the characteristics of the insurance contracts rather than the assets supporting the liabilities. Amongst other differences, this results in changes in the timing of when investment-related income emerges.
•Under IFRS 17, changes related to financial risk (e.g. changes in the discount rate) continue to be recognized in income immediately, except for insurance contracts measured using the VFA, where the changes are recorded through the CSM. Assumption changes for non-financial risk, such as mortality, are reflected in the CSM and amortized into income as insurance contract services are provided. Under IFRS 4, assumption changes for both financial and non-financial risk variables are recognized in income immediately.

IFRS 9 includes guidance on the classification and measurement of financial instruments, impairment of financial assets, and hedge accounting. The classification of financial assets is based on the cash flow characteristics and the business model within which an asset is managed, and determines how the financial asset is measured. The classification and measurement of financial liabilities remain generally unchanged from IAS 39. IFRS 9 also introduces an impairment model for financial assets not measured at FVTPL. The model requires the recognition of an allowance for 12-month expected losses at the initial recognition of a financial asset, and the recognition of an allowance for lifetime expected losses if certain criteria are met. In addition, IFRS 9 introduces a new model for hedge accounting to better align with risk management activities.

Under IFRS 17, we are electing to recognize all insurance finance income or expense in income rather than other comprehensive income. Consequently, to avoid an accounting mismatch, we are electing under IFRS 9 to classify most of our fixed income assets supporting insurance contracts as FVTPL.

The adoption of IFRS 17 and IFRS 9 is expected to have a significant impact on our Consolidated Financial Statements, and estimates of the financial impacts are subject to change as we continue to finalize the implications of adopting both standards. The establishment of the CSM and other measurement changes upon transition at January 1, 2022, including the impacts of reflecting IFRS 9 as at the same date, would reduce total equity.

Key financial items on our Consolidated Statement of Financial position are expected to be impacted as follows:

	As at January 1, 2022	IFRS 9 Adjustments(1)	IFRS 17 Adjustments	Other(2)	As at January 1, 2022 subsequent to transition
Invested assets	$181,261	$4,007	$—	$—	$185,268
Policy loans(3)	3,261	—	(3,261)	—	—
Reinsurance contract held assets and Insurance contract assets(4)	3,683	—	4,803	—	8,486
Other assets(3)	157,165	—	(1,157)	1,180	157,188
Total Assets	$345,370	$4,007	$385	$1,180	$350,942
Insurance contract liabilities and Reinsurance contract held liabilities(5)	147,811	—	5,301	—	153,112
Investment contract liabilities(6)	3,368	—	6,546	—	9,914
Other liabilities(3)	166,118	—	(412)	—	165,706
Total liabilities	$317,297	$—	$11,435	$—	$328,732
Total equity(7)	$28,073	$4,007	$(11,050)	$1,180	$22,210
Total liabilities and equity	$345,370	$4,007	$385	$1,180	$350,942

(1) Primarily due to measurement impacts from IFRS 9 classification changes on Mortgages and loans.
(2) Due to tax impacts from IFRS 17 and IFRS 9 adoption.
(3) Certain balances, such as Policy loans and amounts related to premiums, that were previously presented separately or included in Other assets and Other liabilities, are included in the assets or liabilities for Insurance contracts issued or Reinsurance contracts held balances under IFRS 17.
(4) Increase primarily due to IFRS 17 remeasurement impacts and a requirement to present Insurance contract assets and Reinsurance contract held liabilities separately from Insurance contract liabilities and Reinsurance contract held assets.
(5) Increase in Insurance contract liabilities and Reinsurance contract held liabilities balances is primarily due to IFRS 17 remeasurement impacts, partially offset by IFRS 17 reclassification impacts. Remeasurement impacts are primarily due to the establishment of CSM of approximately $10 billion, the impact of discount rate changes under IFRS 17, and the release of certain reserves held under IFRS 4. Reclassification impacts are primarily offset in Policy loans and Investment contract liabilities.
(6) Certain contracts previously included in Insurance contract liabilities under IFRS 4 are reclassified to Investment contract liabilities under IFRS 17.
(7) Consists of a $4.5 billion reduction to Shareholders' equity and a $1.4 billion reduction to Equity in participating account.
IAS 12
In May 2021, the IASB issued amendments to IAS 12 Income Taxes ("IAS 12"). The amendments, Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrow the scope of the recognition exemption in IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendment to IAS 12 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.

IAS 1
In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements ("IAS 1") and IFRS Practice Statement 2 Making Materiality Judgments ("IFRS Practice Statement 2"). The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures. The amendment to IAS 1 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.

IAS 8
In February 2021, the IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors ("IAS 8"). The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment to IAS 8 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.
2.C New and Amended International Financial Reporting Standards to be Adopted in 2024 or Later
We are currently assessing the impact of the following amendments on our Consolidated Financial Statements:
In September 2022, the IASB issued amendments to IFRS 16 Leases ("IFRS 16") to add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments to IFRS 16 will be effective for annual reporting periods beginning on or after January 1, 2024. The amendments apply retrospectively, with early application permitted.